Deferred Government Subsidy (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Government Subsidy [Abstract]
Schedule of Deferred Government Subsidy	Deferred government subsidy consisted of the following:
	As of December 31,
	2025	2024
Deferred subsidy on relocation	$2,859,962	$2,739,989
Others	785,775	309,618
Total	$3,645,737	$3,049,607